Stockholders' Deficit - Schedule of Restricted Shares of Common Stock (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Beginning balance (Non-vested Shares)	739,932	133,257
Granted		1,213,346
Vested	(606,675)	(606,671)
Cancelled/ Forfeited	(133,257)
Ending balance (Non-vested Shares)	0	739,932
Beginning balance (Weighted Average)	$ 1.03	$ 0.64
Granted		1.11
Vested	1.11	1.11
Cancelled/ Forfeited	0.64
Ending balance (Weighted Average)	$ 0	$ 1.03